6. and 7. Marketable Securities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Investments, Debt and Equity Securities [Abstract]
Summary of cost and estimated fair value of available-for-sale securities
	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
At June 30, 2015
U.S. equities	$804,394	$36,124	$(19,453)	$821,065
International equities	72,049	2,494	(1,130)	73,413
Money market fund	186,359	–	–	186,359
Total	$1,062,802	$38,618	$(20,583)	$1,080,837

At December 31, 2014
U.S. equities	$299,836	$11,116	$–	$310,952
Money market fund	634	–	–	634
Total	$300,470	$11,116	$–	$311,586

The following table shows the cost and estimated fair value of available-for-sale securities at December 31, 2014 and 2013:

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
At December 31, 2014
U.S. equities	$299,836	$11,116	$–	$310,952
Money market fund	634	–	–	634
Total	$300,470	$11,116	$–	$311,586

At December 31, 2013
U.S. equities	$224,415	$5,836	$–	$230,251
International equities	25,047	–	(69)	24,978
Money market fund	775	–	–	775
Total	$250,237	$5,836	$(69)	$256,004

Schedule of gross unrealized losses
	Less than Twelve Months
	Unrealized Losses	Fair Value
At June 30, 2015
U.S. equities	$(19,453)	$821,065
International equities	(1,130)	73,413

At December 31, 2014
International equities	$–	$–

The following table shows the gross unrealized losses on, and fair value of, securities positions by the length of time such assets were in a continuous loss position as of December 31, 2014 and 2013:

	Less than Twelve Months
	Gross Unrealized Losses	Fair Value
At December 31, 2014
International equities	$–	$–

At December 31, 2013
International equities	$(69)	$24,978